ACQUSITION OF BUSINESSES AND TRANSACTIONS WITH NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2019
Acqusition Of Businesses And Transactions With Non-controlling Interests
ACQUSITION OF BUSINESSES AND TRANSACTIONS WITH NON-CONTROLLING INTERESTS

2019 TRANSACTIONS

On October 10, 2019, the Company acquired, through its subsidiary Hudson Group (HG) Retail, LLC, assets related to the operation of Brookstone stores in the U.S. airports from Apex Digital, Inc (“Apex”). Hudson has also obtained the right to be the exclusive airport retailer to operate Brookstone stores and sell its products through a license agreement with Bluestar Alliance, LLC, owner of the Brookstone brand and trademarks. Brookstone is an established American brand, well known for its unique selection of innovative products in the travel, wellness, home and entertainment categories.

The acquisition of Apex’s airport business meets the criteria of a business combination according to IFRS 3. The purchase price of USD 7.4 million included Apex’s outstanding liabilities. In 2019, Hudson paid USD 7.2 million of the purchase price, with the remaining amount paid in 2020.

Hudson recognized preliminary the assets acquired at fair value, including concession rights amounting to USD 5.5 million as a result of the preliminary purchase price allocation (see note 15).

Since the acquisition, Brookstone has contributed USD 3.0 million in turnover and an operating loss of USD 3.9 million, including transition costs.

The transaction costs in relation to this acquisition were USD 0.5 million.

On October 31, 2019, Hudson signed an agreement to acquire a controlling stake in the assets of OHM Concession Group LLC (OHM), an award winning food and beverage concessions operator in North America. The acquisition of OHM further positions Hudson as a leader in North America travel concessions by expanding upon its established quick service and café concepts of which Hudson operates across the United States and Canada. At closing this transaction was pending subject to the completion of customary conditions, expected to occur in the first half of 2020. In 2019 Hudson incurred in transaction expenses related to this acquisition of USD 1.2 million.